Information about financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) uSD_to_EUR	Dec. 31, 2022 USD ($) uSD_to_GBP	Dec. 31, 2022 USD ($) uSD_to_SGD	Dec. 31, 2022 USD ($) uSD_to_NIS	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) bank	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) uSD_to_EUR	Dec. 31, 2021 USD ($) uSD_to_GBP	Dec. 31, 2021 USD ($) uSD_to_SGD	Dec. 31, 2021 USD ($) uSD_to_NIS	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) uSD_to_EUR	Dec. 31, 2020 USD ($) uSD_to_GBP	Dec. 31, 2020 USD ($) uSD_to_SGD	Dec. 31, 2020 USD ($) uSD_to_NIS	Dec. 31, 2019 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) on cash flow hedge		$ 202,000							$ (129,000)					$ 31,000
Loss transferred from other comprehensive income to the statement of operations		143,000							53,000					150
Gain (loss) related to ineffective position of hedging instrument		0
Derivative maturity period	12 months
Cash and cash equivalents	$ 5,671,000	5,671,000	$ 5,671,000	$ 5,671,000	$ 5,671,000	$ 5,671,000	$ 5,671,000	$ 5,671,000	4,835,000	$ 4,835,000	$ 4,835,000	$ 4,835,000	$ 4,835,000	7,574,000	$ 7,574,000	$ 7,574,000	$ 7,574,000	$ 7,574,000	$ 14,098,000
Fair value	20,256,000	20,256,000	$ 20,256,000	$ 20,256,000	$ 20,256,000	$ 20,256,000	20,256,000	20,256,000	20,054,000	$ 20,054,000	$ 20,054,000	$ 20,054,000	$ 20,054,000	37,058,000	$ 37,058,000	$ 37,058,000	$ 37,058,000	$ 37,058,000
Average rate			1.0539	1.2372	0.7255	0.2980				1.1835	1.3761	0.7444	0.3097		1.1413	1.2834	0.7521	0.2908
Contract liabilities	271,000	271,000	$ 271,000	$ 271,000	$ 271,000	$ 271,000	271,000	271,000	765,000	$ 765,000	$ 765,000	$ 765,000	$ 765,000	727,000	$ 727,000	$ 727,000	$ 727,000	$ 727,000		$ 1,940,000
Fair value	76,815,000	76,815,000	76,815,000	76,815,000	76,815,000	76,815,000	76,815,000	76,815,000	85,511,000	85,511,000	85,511,000	85,511,000	85,511,000	96,694,000	96,694,000	96,694,000	96,694,000	96,694,000
Convertible debt | Interest-bearing loans and borrowings:
Disclosure of detailed information about financial instruments [line items]
Fair value	42,636,000	42,636,000	42,636,000	42,636,000	42,636,000	42,636,000	42,636,000	42,636,000	36,493,000	36,493,000	36,493,000	36,493,000	36,493,000	26,074,000	26,074,000	26,074,000	26,074,000	26,074,000
Available-for-sale financial assets | Long-term investments
Disclosure of detailed information about financial instruments [line items]
Fair value	337,000	337,000	337,000	337,000	337,000	337,000	337,000	337,000	357,000	357,000	357,000	357,000	357,000	386,000	386,000	386,000	386,000	386,000
Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,817,000	10,817,000	10,817,000	10,817,000	10,817,000	10,817,000	10,817,000	10,817,000	13,525,000	13,525,000	13,525,000	13,525,000	13,525,000	25,444,000	25,444,000	25,444,000	25,444,000	25,444,000
Currencies Other Than US Dollar
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	951,000	951,000	951,000	951,000	951,000	951,000	$ 951,000	$ 951,000	1,966,000	1,966,000	1,966,000	1,966,000	1,966,000	339,000	339,000	339,000	339,000	339,000
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent							10.00%
Average rate							1.0598
Impact of change in the corresponding risk variable on operating expenses		3,800,000
Foreign currency risk | U.S. dollar denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of total revenues							100.00%
Percentage of total cost of sales							86.00%
Foreign currency risk | Euro denominated accounts
Disclosure of detailed information about financial instruments [line items]
Percentage of operating expenses							58.00%
Credit risk
Disclosure of detailed information about financial instruments [line items]
Number of banks | bank								3
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Contract liabilities	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 6,178,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 10,907,000	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 14,735,000	$ 14,735,000